Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities that are Measured at Fair Value, on a Recurring Basis

The following table sets forth the Company’s financial assets and liabilities that are measured at fair value, on a recurring basis (in thousands):

	As of March 30, 2025
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$-	$-	$3,841
Total	$3,841	$-	$-	$3,841
Financial Liabilities
July 2024 Notes derivative liability	$-	$-	$11,885	$11,885
July 2024 Notes derivative liability - related parties	-	-	18,514	18,514
September 2024 derivative liability	-	-	45,724	45,724
September 2024 derivative liability - related parties	-	-	5,872	5,872
Forward purchase agreement liabilities (1)	-	-	3,226	3,226
Public warrants	-	-	1,466	1,466
Private placement warrants	-	-	1,065	1,065
Working capital warrants	-	-	122	122
SAFE Agreement with related party	-	-	404	404
Total	$-	$-	$88,278	$88,278

	As of December 29, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$-	$-	$3,841
Total	$3,841	$-	$-	$3,841
Financial Liabilities
July 2024 Notes derivative liability	$-	$-	$13,563	$13,563
July 2024 Notes derivative liability - related parties	-	-	21,127	21,127
September 2024 Notes derivative liability	-	-	55,474	55,474
September 2024 Notes derivative liability - related parties	-	-	6,958	6,958
Forward purchase agreement liabilities (1)	-	-	3,494	3,494
Public warrants	-	-	862	862
Private placement warrants	-	-	627	627
Working capital warrants	-	-	72	72
SAFE Agreement with related party	-	-	384	384
Total	$-	$-	$102,561	$102,561

(1)	Includes $1.2 million and $1.3 million due to related parties as of March 30, 2025, and December 29, 2024, respectively.

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):

	As of December 29, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$-	$-	$3,841
Total	$3,841	$-	$-	$3,841
Financial Liabilities
July 2024 derivative liability (1)	$-	$-	$34,690	$34,690
September 2024 derivative liability (1)	-	-	62,432	62,432
Forward purchase agreements (2)	-	-	3,494	3,494
Public warrants	-	-	862	862
Private placement warrants	-	-	627	627
Working capital warrants	-	-	72	72
SAFE Agreement with related party	-	-	384	384
Total	$-	$-	$102,561	$102,561

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,823	$-	$-	$3,823
Total	$3,823	$-	$-	$3,823
Financial Liabilities
Carlyle Warrants	$-	$-	$9,515	$9,515
Public warrants	167	-	-	167
Private placement warrants	-	122	-	122
Working capital warrants	-	13	-	13
Replacement warrants	-	-	1,310	1,310
Forward purchase agreements (1)	-	-	3,831	3,831
Total	$167	$135	$14,656	$14,958
(1)	A portion of these balances are with related parties. Refer to Note 15 - Borrowings and Derivative Liabilities for details.

(2)	A portion of these balances are with related parties. Refer to Note 6 - Forward Purchase Agreements for details.

Schedule of Derivative Liability Valuation Inputs

The July 2024 Notes derivative liability valuation included the following inputs:

	As of
	March 30, 2025	December 29, 2024
Coupon rate	12.0%	12.0%
Conversion rate	595.24	595.24
Conversion price	$1.68	$1.68
Common stock price	$1.54	$1.81
Dividend yield	0.0%	0.0%

The September 2024 Notes derivative liability valuation included the following inputs:

	As of
	March 30, 2025	December 29, 2024
Coupon rate	7.0%	7.0%
Conversion rate	467.84	467.84
Conversion price	$2.14	$2.14
Common stock price	$1.54	$1.81
Dividend yield	0.0%	0.0%
The derivative liability valuation included the following inputs as of December 29, 2024:
	September Notes	July Notes
Coupon rate	7.0%	12.0%
Conversion rate	467.84	595.24
Conversion price	$2.14	$1.68
Common stock price	$1.81	$1.81
Dividend Yield	0.0%	0.0%

Schedule of Measured at Fair Value	The Company valued the private placement and working capital warrants, based on a Black-Scholes Option Pricing Method, which included the following inputs:
	As of
	March 30,	December 29,
	2025	2024
Expected term	3.31 years	3.56 years
Expected volatility	110.8%	68.1%
Risk-free rate	3.92%	4.39%
Expected dividend yield	0.00%	0.00%

FPAs are measured at fair value on a recurring basis using a Monte Carlo simulation analysis. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period, which included the following inputs:

	As of
	March 30,	December 29,
	2025	2024
VWAP	$1.50	$1.78
Simulation period	0.3 years	0.55 years
Risk-free rate	4.31%	4.28%
Volatility	54.8%	117%

The Company valued the Carlyle Warrants as of December 31, 2023, based on a Black-Scholes Option Pricing Method, which included the following inputs:

As of December 31,
2023
Expected term	7.0 years
Expected volatility	77%
Risk-free interest rate	3.92%
Expected dividend yield	0.00%

The private placement and working capital warrants are measured at fair value. The Company valued the private placement and working capital warrants, based on a Black-Scholes Option Pricing Method, which included the following inputs:

As of December 29,
2024
Expected term	3.56 years
Expected volatility	68.1%
Risk-free interest rate	4.39%
Expected dividend yield	0.00%

FPAs are measured at fair value on a recurring basis using a Monte Carlo simulation analysis. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period, which included the following inputs:

	As of
	December 29,	December 31,
	2024	2023
VWAP	$1.78	$1.66
Simulation period	0.55 years	1.55 years
Risk-free rate	4.28%	4.48%
Volatility	117%	95%

There were no replacement warrants as of December 29, 2024. The Company valued the Replacement Warrants as of December 31, 2023, based on a Black-Scholes Option Pricing Method, which included the following inputs:

As of December 31,
2023
Expected term	0.3 years
Expected volatility	78.5%
Risk-free interest rate	5.4%
Expected dividend yield	0%

Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis

The following table sets forth the Company’s financial liabilities that were not measured at fair value, on a non-recurring basis (in thousands):

	As of March 30, 2025
		Fair value
	Carrying value	Estimated fair value	Level 1	Level 2	Level 3	Total
Financial Liabilities
July 2024 Notes	$18,267	$20,336	$-	$-	$20,336	$20,336
July 2024 Notes - related parties	25,119	31,674	-	-	31,674	31,674
September 2024 Notes	9,083	69,067	-	-	69,067	69,067
September 2024 Notes - related parties	890	7,674	-	-	7,674	7,674
Total	$53,359	$128,751	$-	$-	$128,751	$128,751

	As of December 29, 2024
		Fair value
	Carrying value	Estimated fair value	Level 1	Level 2	Level 3	Total
Financial Liabilities
July 2024 Notes	$17,965	$21,390	$-	$-	$21,390	$21,390
July 2024 Notes - related parties	24,632	33,323	-	-	33,323	33,323
September 2024 Notes	5,636	77,245	-	-	77,245	77,245
September 2024 Notes - related parties	476	8,583	-	-	8,583	8,583
Total	$48,709	$140,541	$-	$-	$140,541	$140,541

The following table sets forth the Company’s financial liabilities that were not measured at fair value, on a non-recurring basis (in thousands):

	As of December 29, 2024
		Fair value
	Carrying value	Estimated fair value	Level 1	Level 2	Level 3	Total
Financial Liabilities
July 2024 Notes	$17,965	$21,390	$-	$-	$21,390	$21,390
July 2024 Notes - related parties	24,632	33,323	-	-	33,323	33,323
September 2024 Notes	5,636	77,245	-	-	77,245	77,245
September 2024 Notes - related parties	476	8,583	-	-	8,583	8,583
Total	$48,709	$140,541	$-	$-	$140,541	$140,541